SHAREHOLDERS' EQUITY (Ordinary Shares) (Narrative) (Details) - ₪ / shares shares in Thousands	Dec. 31, 2015	Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Ordinary shares, authorized	150,000	150,000
Ordinary shares, par value	₪ 15	₪ 15
Ordinary shares, issued	82,144	58,120
Ordinary shares, outstanding	82,058	58,034
Treasury stock, shares	86	86